BALANCES AND TRANSACTIONS WITH OFFICERS AND CERTAIN SHAREHOLDERS (Schedule of Benefits to Key Officers) (Details) - Executive officers [Member] $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) Officers	Dec. 31, 2024 USD ($) Officers [1]	Dec. 31, 2023 USD ($) Officers [1]
Disclosure of transactions between related parties [line items]
Salary and related benefits	$ 1,776	$ 2,224	$ 2,227
Share-based compensation	436	675	400
Total	$ 2,212	$ 2,899	$ 2,627
Number of people that received salary and benefits | Officers	8	12	8

[1]	Reclassified to conform to the current period presentation, following the classification of certain operations as discontinued operations.